Share-Based Compensation	6 Months Ended
Jun. 30, 2024
Share-Based Compensation [Abstarct]
SHARE-BASED COMPENSATION

NOTE 7 – SHARE-BASED COMPENSATION

The Company has adopted share-based compensation plan, the 2022 Share Incentive Plan (the Plan), from which share-based compensation awards can be granted to employees, directors and consultants. As of June 30, 2024, there were 17,969,792 ADSs authorized for issuance under the Plan.

The Company has issued stock option and Restricted share units (RSU) awards to management, other key employees, consultants, and executive directors. These awards generally vest ratably over a three years period and the option awards expire after a term of four years from the date of grant, unless exercised or expiring earlier. The Company’s option and RSUs awards have vesting conditions based on services period and performance share units (PSUs) have vesting conditions based on achievement of pre-determined performance conditions.

The fair value of the Company’s stock options granted to a consultant for the six months ended June 30, 2024 and the fair value of the Company’s unvested options that were replaced by RSUs for the six months ended June 30, 2023 were estimated using the following assumptions:

	Six months ended June 30,
	2024	2023
Expected volatility	91.04%	97.57%- 104.19%
Risk free interest rate	4.73%	3.78%- 4.71%
Expected dividend	0%	0%
Expected term (in years)	5 years	2.5-3 years

The expected volatility was determined on the basis of a weighted average share price volatility of the Company, as well as similar companies, for a period equal to the share options expected terms. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends. Share price was determined according to quoted share prices on Nasdaq.

Transactions related to the grant of options to employees, directors and consultant under the Company’s options plan during the six months ended June 30, 2024 were as follows:

	Number of options	Weighted average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate Intrinsic Value (USD)
Outstanding at January 1, 2024	9,974,095	0.05	6.41	-
Granted	740,000	0.001	5	3.58
Forfeited	(53,333)	0.20	-	-
Expired	(1,603,442)	0.47	-	-
Outstanding at June 30, 2024	9,057,320	0.19	1.1	0.29
Vested and expected to vest at end of period	9,057,320	0.19	1.1	0.29
Exercisable at June 30, 2024	7,216,358	0.23	0.86	-

Transactions related to restricted share units (RSUs) and performance share units (PSUs) during the six months ended June 30, 2024, were as follows:

	Number of RSU and PSU	Weighted average grant date fair value (USD)
Outstanding at January 1, 2024	18,128,650	0.08
Granted	918,200	0.38
Vested	(6,050,080)	0.98
Forfeited	(3,085,680)	0.79
Outstanding at June 30, 2024	9,911,090	0.40

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the six months ended June 30, 2024 and 2023 amounted for approximately USD 233 thousand and USD 706 thousand, respectively.